Trade Receivables (Tables) - Trade receivables [member]	12 Months Ended
Mar. 31, 2025
Statement [LineItems]
Summary of Financial Assets
Trade receivables as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Trade accounts and notes receivable	¥986,390	¥894,214
Other	262,102	275,099
Allowance for impairment losses	(8,402)	(8,466)

Total	¥1,240,090	¥1,160,847

Changes in Allowance for Doubtful Accounts
The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Balance at beginning of year	¥8,845	¥8,620	¥8,402

Remeasurement	¥297	¥274	¥490
Write-offs	(757)	(1,114)	(133)
Exchange differences on translating foreign operations	235	622	(293)

Balance at end of year	¥8,620	¥8,402	¥8,466